SP 500 Pure Value Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.71%	8.28%		7.83%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.88%	5.57%		5.20%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.38%	4.69%		4.07%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.27%	3.92%		3.55%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.44%	5.33%		5.48%